MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:       MARKETABLE SECURITIES

 The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of December 31, 2024:

	December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$28,757	$38	$6	$28,789
Government agencies	10,845	4	7	10,842
Government debentures	19,721	24	9	19,736
	$59,323	$66	$22	$59,367

Matures after one year through three years:
Corporate debentures	$9,460	$46	$8	$9,498
Government agencies	1,043	-	2	1,041
Government debentures	7,865	19	16	7,868
	$18,368	$65	$26	$18,407

Total	$77,691	$131	$48	$77,774

For the year ended December 31, 2024, the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of December 31, 2023:

	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$19,600	$7	$21	$19,586
Government agencies	7,672	-	10	7,662
Government debentures	6,925	-	21	6,904
	$34,197	$7	$52	$34,152

Matures after one year through three years:
Corporate debentures	$19,009	$46	$61	$18,994
Government agencies	12,750	4	61	12,693
Government debentures	11,791	36	50	11,777
	$43,550	$86	$172	$43,464

Total	$77,747	$93	$224	$77,616

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$29,905	$-	$5,920	$14	$35,825	$14
Government agencies	8,594	7	3,289	2	11,883	9
Government debentures	26,584	23	3,482	2	30,066	25

Total	$65,083	$30	12,691	$18	$77,774	$48

As of December 31, 2023, the Company had no investments with unrealized loss for more than 12 months.